UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2015

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.3%
Lear Corp.	522	$58,600

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B Shares	40	43,002

Hotels, Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd.	478	37,614

Household Durables - 0.0%
NVR Inc.	5	6,700	*

Media - 8.7%
Discovery Communications Inc., Class A Shares	565	18,792	*
Interpublic Group of Cos. Inc.	421	8,112
Thomson Corp.	1,710	65,100
Time Warner Inc.	7,461	652,166
Tribune Media Co.	119	6,353
Twenty-First Century Fox Inc., Class A Shares	13,660	444,565
Viacom Inc., Class B Shares	4,648	300,447

Total Media		1,495,535

Multiline Retail - 3.6%
Dillard’s Inc., Class A Shares	565	59,432
Dollar General Corp.	1,653	128,504
Kohl’s Corp.	2,760	172,804
Macy’s Inc.	3,709	250,246

Total Multiline Retail		610,986

Specialty Retail - 3.3%
AutoNation Inc.	793	49,943	*
Bed Bath & Beyond Inc.	1,778	122,647	*
Foot Locker Inc.	1,238	82,958
GameStop Corp., Class A Shares	1,348	57,910
Gap Inc.	3,517	134,244
GNC Holdings Inc., Class A Shares	682	30,335
Staples Inc.	5,381	82,383

Total Specialty Retail		560,420

Textiles, Apparel & Luxury Goods - 0.1%
Fossil Group Inc.	372	25,802	*

TOTAL CONSUMER DISCRETIONARY		2,838,659

CONSUMER STAPLES - 8.2%
Beverages - 0.6%
Coca-Cola Enterprises Inc.	2,430	105,559

Food & Staples Retailing - 5.9%
CVS Health Corp.	7,542	791,005
Kroger Co.	2,910	211,004

Total Food & Staples Retailing		1,002,009

Food Products - 1.7%
Archer-Daniels-Midland Co.	5,057	243,849
Ingredion Inc.	564	45,013
Pilgrim’s Pride Corp.	325	7,465

Total Food Products		296,327

TOTAL CONSUMER STAPLES		1,403,895

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
ENERGY - 10.3%
Energy Equipment & Services - 1.1%
Cameron International Corp.	1,405	$73,580	*
National-Oilwell Varco Inc.	1,675	80,869
Oceaneering International Inc.	414	19,288
Superior Energy Services Inc.	627	13,192

Total Energy Equipment & Services		186,929

Oil, Gas & Consumable Fuels - 9.2%
Hess Corp.	2,576	172,283
Marathon Petroleum Corp.	7,614	398,288
Murphy Oil Corp.	1,466	60,942
Phillips 66	5,376	433,090
Tesoro Corp.	1,088	91,838
Valero Energy Corp.	6,718	420,547

Total Oil, Gas & Consumable Fuels		1,576,988

TOTAL ENERGY		1,763,917

FINANCIALS - 15.0%
Banks - 0.5%
CIT Group Inc.	1,662	77,267

Capital Markets - 5.6%
Ameriprise Financial Inc.	2,581	322,445
Bank of New York Mellon Corp.	4,856	203,806
State Street Corp.	5,627	433,279

Total Capital Markets		959,530

Consumer Finance - 2.3%
Credit Acceptance Corp.	112	27,572	*
Discover Financial Services	4,778	275,308
Navient Corp.	5,537	100,829

Total Consumer Finance		403,709

Diversified Financial Services - 0.2%
Voya Financial Inc.	751	34,899

Insurance - 6.4%
Allstate Corp.	2,713	175,992
Assured Guaranty Ltd.	1,657	39,751
Axis Capital Holdings Ltd.	1,140	60,842
Chubb Corp.	1,902	180,956
CNO Financial Group Inc.	441	8,092
Hartford Financial Services Group Inc.	3,715	154,433
Travelers Cos. Inc.	4,692	453,529
Validus Holdings Ltd.	810	35,632

Total Insurance		1,109,227

TOTAL FINANCIALS		2,584,632

HEALTH CARE - 10.3%
Health Care Providers & Services - 10.3%
Anthem Inc.	3,816	626,358
CIGNA Corp.	2,119	343,278
UnitedHealth Group Inc.	6,626	808,372

TOTAL HEALTH CARE		1,778,008

INDUSTRIALS - 12.6%
Aerospace & Defense - 6.2%
General Dynamics Corp.	2,213	313,560
Huntington Ingalls Industries Inc.	106	11,934
L-3 Communications Holdings Inc.	563	63,833
Northrop Grumman Corp.	2,928	464,469
Raytheon Co.	2,055	196,622
Teledyne Technologies Inc.	76	8,019	*
Triumph Group Inc.	61	4,025

Total Aerospace & Defense		1,062,462

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Airlines - 0.5%
Alaska Air Group Inc.	873	$56,248
Southwest Airlines Co.	837	27,696

Total Airlines		83,944

Commercial Services & Supplies - 0.3%
ADT Corp.	1,524	51,161

Construction & Engineering - 0.3%
Fluor Corp.	1,195	63,347

Machinery - 5.2%
AGCO Corp.	515	29,242
Caterpillar Inc.	4,953	420,113
Deere & Co.	2,699	261,938
Joy Global Inc.	711	25,738
Oshkosh Corp.	640	27,123
Parker Hannifin Corp.	305	35,481
Pentair PLC	1,483	101,956

Total Machinery		901,591

Trading Companies & Distributors - 0.1%
United Rentals Inc.	121	10,602	*

TOTAL INDUSTRIALS		2,173,107

INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics Inc.	589	32,866	*
Corning Inc.	13,474	265,842
FLIR Systems Inc.	447	13,777

Total Electronic Equipment, Instruments & Components		312,485

Internet Software & Services - 1.4%
Yahoo! Inc.	6,170	242,419	*

IT Services - 1.2%
DST Systems Inc.	339	42,707
Teradata Corp.	177	6,549	*
Xerox Corp.	15,357	163,399

Total IT Services		212,655

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	21,942	667,366

Technology Hardware, Storage & Peripherals - 11.1%
Apple Inc.	7,419	930,528
EMC Corp.	4,232	111,683
Hewlett-Packard Co.	13,494	404,955
International Business Machines Corp.	2,132	346,791
SanDisk Corp.	1,983	115,450

Total Technology Hardware, Storage & Peripherals		1,909,407

TOTAL INFORMATION TECHNOLOGY		3,344,332

MATERIALS - 5.6%
Chemicals - 5.2%
CF Industries Holdings Inc.	3,119	200,489
Dow Chemical Co.	2,512	128,539
E.I. du Pont de Nemours & Co.	915	58,514
LyondellBasell Industries NV, Class A Shares	4,434	459,008
Mosaic Co.	1,063	49,802

Total Chemicals		896,352

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
Containers & Packaging - 0.4%
Bemis Co. Inc.		559	$25,161
MeadWestvaco Corp.		824	38,884
Silgan Holdings Inc.		75	3,957

Total Containers & Packaging			68,002

TOTAL MATERIALS			964,354

UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.		1,866	24,743
Calpine Corp.		3,026	54,438	*

TOTAL UTILITIES			79,181

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,077,186)			16,930,085

	RATE
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $203,698)	0.103%	203,698	203,698

TOTAL INVESTMENTS - 99.6% (Cost - $16,280,884#)			17,133,783
Other Assets in Excess of Liabilities - 0.4%			68,707

TOTAL NET ASSETS - 100.0%			$17,202,490

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$16,930,085	—	—	$16,930,085

Short-term investments†	203,698	—	—	203,698

Total investments	$17,133,783	—	—	$17,133,783

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,519,925
Gross unrealized depreciation	(667,026)

Net unrealized appreciation	$852,899

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015